Significant accounting policies - Summary of Estimated Useful Life of Assets (Detail)	12 Months Ended
Mar. 31, 2019
Buildings - Operations and administration [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3-60 years
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	15-40 years
Railway sidings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	15 years
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3-6 years
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	8-10 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	8-10 years